Share-based Payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	9,193,000	6,908,000
Number of options granted	3,856,000	4,552,000
Number of options, Exercised during the period	(1,590,000)	(1,045,000)
Number of options, Forfeited during the period	(1,459,000)	(1,222,000)
Number of options, Outstanding at end of year	10,000,000	9,193,000
Number of options, Exercisable at end of year	690,000	739,000
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	318,000	306,000
Number of options granted	109,000	202,000
Number of options, Exercised during the period	(63,000)	(129,000)
Number of options, Forfeited during the period	(90,000)	(61,000)
Number of options, Outstanding at end of year	274,000	318,000
Number of options, Exercisable at end of year	27,000	25,000